13. Income Taxes (Details Narrative) (Sept 2020 Note) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net operating loss carryforwards	$ 65,700,000	$ 57,000,000
Operating loss carryforward begining expiration date	Dec. 31, 2030	Dec. 31, 2030
State [Member]
Operating loss carryforward begining expiration date	Dec. 31, 2034	Dec. 31, 2034